Loan and lease operations (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations
Financial income	R$ 884	R$ 901	R$ 742
Variable payments	7	7	10
Total	R$ 891	R$ 908	R$ 752